Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.6%
	CONSUMER DISCRETIONARY — 11.8%
984	America's Car-Mart, Inc.*	$149,932
1,631	Brunswick Corp.	155,548
2,836	Callaway Golf Co.	75,863
996	Columbia Sportswear Co.	105,207
264	Deckers Outdoor Corp.*	87,231
3,397	Gentex Corp.	121,171
886	Hasbro, Inc.	85,162
3,687	LKQ Corp.*	156,071
326	Pool Corp.	112,548
2,088	PulteGroup, Inc.	109,495
2,154	Terminix Global Holdings, Inc.*	102,681
286	Ulta Beauty, Inc.*	88,423
245	Vail Resorts, Inc.	71,457
		1,420,789
	CONSUMER STAPLES — 4.0%
1,288	Bunge, Ltd.[1]	102,100
3,810	elf Beauty, Inc.*	102,222
990	Lamb Weston Holdings, Inc.	76,705
5,408	Mission Produce, Inc.*	102,806
2,454	U.S. Foods Holding Corp.*	93,547
		477,380
	ENERGY — 0.5%
1,227	DMC Global, Inc.	66,577
	FINANCIALS — 16.4%
4,666	Amalgamated Financial Corp.	77,409
700	Assurant, Inc.	99,239
2,868	BankUnited, Inc.	126,049
2,521	Brown & Brown, Inc.	115,235
2,606	Cannae Holdings, Inc.*	103,250
4,841	ConnectOne Bancorp, Inc.	122,719
5,572	First Foundation, Inc.	130,719
1,178	Globe Life, Inc.	113,830
2,113	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	118,539
1,886	HomeStreet, Inc.	83,116
988	LPL Financial Holdings, Inc.	140,454
3,255	PacWest Bancorp	124,178
3,152	Star Peak Energy Transition Corp.*	83,780
5,022	Umpqua Holdings Corp.	88,136
2,427	Voya Financial, Inc.	154,454
1,455	Walker & Dunlop, Inc.	149,487
1,912	Wintrust Financial Corp.	144,930
		1,975,524

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE — 14.4%
268	Alnylam Pharmaceuticals, Inc.*	$37,839
8,552	Ardelyx, Inc.*	56,614
605	Catalent, Inc.*	63,713
444	Charles River Laboratories International, Inc.*	128,685
112	Chemed Corp.	51,500
998	Emergent BioSolutions, Inc.*	92,724
1,680	Encompass Health Corp.	137,592
530	Exact Sciences Corp.*	69,843
2,023	Halozyme Therapeutics, Inc.*	84,339
763	ICON PLC*,1	149,830
535	ICU Medical, Inc.*	109,910
1,220	Ionis Pharmaceuticals, Inc.*	54,851
7,260	Kezar Life Sciences, Inc.*	43,270
246	Ligand Pharmaceuticals, Inc.*	37,503
21,534	Marker Therapeutics, Inc.*	48,236
8,403	NextGen Healthcare, Inc.*	152,094
940	Omnicell, Inc.*	122,078
2,553	Premier, Inc. - Class A	86,419
646	Reata Pharmaceuticals, Inc. - Class A*	64,406
468	Repligen Corp.*	90,984
2,381	Sutro Biopharma, Inc.*	54,192
		1,736,622
	INDUSTRIALS — 20.1%
4,771	Array Technologies, Inc.*	142,271
512	Axon Enterprise, Inc.*	72,919
620	Chart Industries, Inc.*	88,257
1,249	EnPro Industries, Inc.	106,502
382	Generac Holdings, Inc.*	125,086
911	Gibraltar Industries, Inc.*	83,366
4,451	Harsco Corp.*	76,335
709	HEICO Corp. - Class A	80,542
1,939	Hillenbrand, Inc.	92,510
568	IDEX Corp.	118,894
1,336	Ingersoll-Rand PLC*	65,744
761	John Bean Technologies Corp.	101,472
1,577	Mercury Systems, Inc.*	111,415
652	Middleby Corp.*	108,069
473	Nordson Corp.	93,976
2,086	Spirit AeroSystems Holdings, Inc., Class A	101,484
473	Teledyne Technologies, Inc.*	195,656
4,589	Titan Machinery, Inc.*	117,019
808	TransUnion	72,720
1,222	UFP Industries, Inc.	92,676
371	United Rentals, Inc.*	122,174

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
1,077	Valmont Industries, Inc.	$255,971
		2,425,058
	INFORMATION TECHNOLOGY — 18.3%
979	Blackline, Inc.*	106,124
2,219	Bottomline Technologies de, Inc.*	100,410
5,917	Cloudera, Inc.*	72,010
593	CyberArk Software Ltd.*,1	76,699
685	Euronet Worldwide, Inc.*	94,735
409	Everbridge, Inc.*	49,563
1,631	FLIR Systems, Inc.	92,102
2,664	Kulicke & Soffa Industries, Inc.	130,829
1,670	LivePerson, Inc.*	88,076
3,747	ON Semiconductor Corp.*	155,913
1,173	OSI Systems, Inc.*	112,725
408	Paylocity Holding Corp.*	73,371
2,544	Perficient, Inc.*	149,384
692	SYNNEX Corp.	79,469
1,068	Teradyne, Inc.	129,954
2,333	Trimble, Inc.*	181,484
268	Tyler Technologies, Inc.*	113,774
5,799	Unisys Corp.*	147,410
1,757	WNS Holdings Ltd. ADR*	127,277
5,691	Xperi Holding Corp.	123,893
		2,205,202
	MATERIALS — 2.5%
1,496	Ingevity Corp.*	112,993
815	Minerals Technologies, Inc.	61,386
849	Reliance Steel & Aluminum Co.	129,294
		303,673
	REAL ESTATE — 8.2%
1,958	American Campus Communities, Inc. - REIT	84,527
800	Camden Property Trust - REIT	87,928
1,550	CyrusOne, Inc. - REIT	104,966
2,512	Duke Realty Corp., REIT	105,328
795	EastGroup Properties, Inc. - REIT	113,908
7,450	Global Medical REIT, Inc. - REIT	97,670
636	Jones Lang LaSalle, Inc.*	113,869
8,533	Macerich Co.	99,836
1,854	National Retail Properties, Inc. - REIT	81,706
686	Sun Communities, Inc. - REIT	102,927
		992,665

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES — 2.4%
3,127	Essential Utilities, Inc.	$139,933
2,001	Spire, Inc.	147,854
		287,787
	TOTAL COMMON STOCKS
	(Cost $11,087,319)	11,891,277

Principal Amount
	SHORT-TERM INVESTMENTS — 1.9%
$227,388	UMB Money Market Fiduciary, 0.01%[2]	227,388
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $227,388)	227,388
	TOTAL INVESTMENTS — 100.5%
	(Cost $11,314,707)	12,118,665
	Liabilities in Excess of Other Assets — (0.5)%	(57,291)
	NET ASSETS — 100.0%	$12,061,374

REIT – Real Estate Investment Trusts
PLC – Public Limited Company
ADR – American Depository Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.